INVESTMENTS - Tujia (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS
Carrying value under equity investments	¥ 33,674	¥ 21,767
Fair value of preferred shares under available-for-sale	2,548	2,717
Tujia
INVESTMENTS
Carrying value under equity investments	1,000	1,200
Fair value of preferred shares under available-for-sale	¥ 1,500	¥ 1,600